Loss per share (Tables)	12 Months Ended
Dec. 31, 2019
Loss per share [Abstract]
Loss Per Share, Basic and Diluted
All periods presented have been adjusted for our 5 for 1 reverse share split in June 2019.

	For the Years Ended December 31,
	2019	2018	2017
Basic loss per share	(2.78)	(1.85)	(1.70)
Diluted loss per share	(2.78)	(1.85)	(1.70)
Issued ordinary shares at the end of the year	112,278,065	106,528,065	95,658,500
Weighted average number of shares outstanding during the year	107,478,625	102,877,501	51,726,288